Employee Benefits - Employee Stock Ownership Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2020
Retirement Benefits [Abstract]
Allocated shares (in shares)	1,046,850	565,134	63,690
Shares committed to be allocated (in shares)	104,464	104,464
Unallocated shares (in shares)	13,769,628	14,271,054
Total shares (in shares)	14,920,942	14,940,652		14,940,652
Fair value of unallocated shares	$ 237,526	$ 287,847